Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Share-Based Compensation Expenses	The Company recorded share-based compensation expenses of $607,742 and $1,348,581 for the six months ended June 30, 2024 and 2023, respectively. The following table sets forth the allocation of share-based compensation expenses:
	For the six months ended June 30,
	2024	2023

Cost of revenues	$1,038	$4,543
Selling expenses	5,395	16,396
General and administrative expenses	606,919	1,323,099
Research and development expenses	(5,610)	4,543
Total	$607,742	$1,348,581

Schedule of Restricted Shares Units	A summary of the restricted shares units activities is as follows:
	Number of restricted share units outstanding	Weighted average grant date fair value	Aggregate intrinsic value

Restricted share units outstanding at January 1, 2023	2,500,650	2.00	6,826,775

Forfeited	(161,250)	2.00

Restricted share units outstanding at June 30, 2023	2,339,400	2.00	6,222,804

Restricted share units outstanding at January 1, 2024	1,492,100	2.00	1,611,468

Forfeited	(7,500)	2.00

Restricted share units outstanding at June 30, 2024	1,484,600	2.00	1,187,680

Schedule of Non-Controlling Interest	Non-controlling interest consists of the following:
	As of June 30, 2024	As of December 31, 2023

GMB (Beijing)	$2,628	$3,187
GMB Culture	(106)	1,491
GMB Consulting	12,765	13,043
Sunrise Tech	(19,667)	(13,184)
Sunrise Chenhui	32,282	-
Shidong Cloud	37,689	38,463
Sunrise Guxian	(189,138)	(83,832)
GMB Technology	(191,611)	(189,364)
Sunrise Guizhou	42,019,169	8,373,766
Total	$41,704,011	$8,143,570